Marketable Securities	12 Months Ended
Mar. 31, 2023
Marketable Securities [Abstract]
Marketable Securities
5.	Marketable Securities

As at March 31, 2023, the fair values of the marketable securities are as follows:

Available-for-sale Securities	Number of shares	Cost	Accumulated unrealized holding loss	Fair Value
Shares in Battery Age Minerals Ltd. (Note 6 (f))	2,125,000	$804,270	$(66,899)	737,371

The Company did not hold any marketable securities in fiscal 2022.